ACCRUED PAYROLL LIABILITIES	12 Months Ended
Dec. 31, 2011
ACCRUED PAYROLL LIABILITIES [Abstract]
ACCRUED PAYROLL LIABILITIES

NOTE 7. ACCRUED PAYROLL LIABILITIES

On March 15, 2010, Mr. Greg Wujek tendered his resignation as Ceres Ventures' President and Chief Executive Officer ("CEO"). On June 17, 2010, Mr. Wujek tendered his resignation as one of Ceres Ventures' directors. As of his resignation date as the Company's President and CEO, the Company owed Mr. Wujek $30,277 for salary and related payroll taxes earned, but not paid. Management intends to repay Mr. Wujek in full when it has the capital resources to do so. Mr. Wujek has not made any demand for payment.